Property, Plant and Equipment, Asset's Useful Life (Details)	12 Months Ended
Jun. 30, 2025
Buildings [Member] | Bottom of Range [member]
Asset's Useful Life [Abstract]
Asset's estimated useful lives in years	2 years
Buildings [Member] | Top of Range [Member]
Asset's Useful Life [Abstract]
Asset's estimated useful lives in years	20 years
Plant and Equipment [Member] | Bottom of Range [member]
Asset's Useful Life [Abstract]
Asset's estimated useful lives in years	2 years
Plant and Equipment [Member] | Top of Range [Member]
Asset's Useful Life [Abstract]
Asset's estimated useful lives in years	20 years